Summary of Significant Accounting Policies Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Internal Use Software Estimated Useful Lives	4 years
Deferred Sales Commission Asset B-Shares Estimated Period Of Benefit	8 years
Amortization of deferred sales commissions	$ 7,465,000	$ 7,378,000	$ 12,197,000
Total Waived Fees	709,300,000	724,900,000	653,100,000
Change In Voluntary Waiver Of Fees To Maintain Positive Or Zero Net Yields	(29,700,000)
Change In Fee Waivers Due to Managed Assets	16,200,000
Advertising Expense	$ 2,700,000	$ 2,600,000	$ 200,000
Minimum [Member]
Property and equipment, Useful Life	1 year
Finite-Lived Intangible Assets, Useful Life	5 years
Maximum [Member]
Property and equipment, Useful Life	12 years
Finite-Lived Intangible Assets, Useful Life	11 years